Acquisitions (Details) - Schedule of proforma combined results of operations (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Proforma Combined Results Of Operations [Abstract]
Loss per share, diluted	$ (0.07)	$ (0.09)	$ (0.77)	$ (0.17)
Weighted average shares outstanding, diluted (in Shares)	28,008,542	13,818,890	28,008,542	13,818,890